Eaton Vance
Multi-Asset Credit Fund
July 31, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 6.0%
Security	Principal Amount (000's omitted)	Value
ARES LII CLO Ltd., Series 2019-52A, Class DR, 8.844%, (3 mo. SOFR + 3.562%), 4/22/31(1)(2)	$1,750	$ 1,755,820
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class DR, 8.401%, (3 mo. SOFR + 3.10%), 1/15/33(1)(2)	1,000	1,001,089
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER, 12.313%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	500	504,929
Blueberry Park CLO Ltd., Series 2024-1A, Class D2, (3 mo. SOFR + 4.25%), 10/20/37(1)(3)	1,000	1,003,750
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 12.674%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	500	503,043
Bridge Trust, Series 2024-SFR1, Class E1, 4.30%, 8/17/40(1)(4)	465	419,809
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 8.894%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	1,000	1,016,716
Bryant Park Funding Ltd., Series 2023-20A, Class D, 11.391%, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)	1,000	1,031,500
Canyon CLO Ltd., Series 2020-3A, Class E, 12.813%, (3 mo. SOFR + 7.512%), 1/15/34(1)(2)	1,000	1,006,581
Carlyle Global Market Strategies CLO Ltd.:
Series 2014-3RA, Class C, 8.475%, (3 mo. SOFR + 3.212%), 7/27/31(1)(2)	2,725	2,738,720
Series 2014-4RA, Class C, 8.463%, (3 mo. SOFR + 3.162%), 7/15/30(1)(2)	2,000	2,005,440
Series 2014-4RA, Class D, 11.213%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	250	245,330
Series 2015-5A, Class DR, 12.244%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	250	251,249
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	60	53,565
Crown City CLO III, Series 2021-1A, Class C, 8.844%, (3 mo. SOFR + 3.562%), 7/20/34(1)(2)	1,000	1,002,090
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, (3 mo. SOFR + 2.85%), 10/18/37(1)(3)	1,500	1,505,625
Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 9.082%, (3 mo. SOFR + 3.80%), 4/20/37(1)(2)	1,000	1,019,020
Empower CLO Ltd., Series 2024-1A, Class D1, 9.061%, (3 mo. SOFR + 3.75%), 4/25/37(1)(2)	1,000	1,006,027
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, 8.875%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	800	801,104
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, 12.244%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	500	502,280
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/26(1)	1,249	1,151,125
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 8.429%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	1,500	1,505,625
Security	Principal Amount (000's omitted)	Value
Madison Park Funding XXXVI Ltd.:
Series 2019-36A, Class D1R, 8.801%, (3 mo. SOFR + 3.50%), 4/15/35(1)(2)	$1,000	$ 1,005,755
Series 2019-36A, Class ER, 12.351%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	1,000	1,010,166
Magnetite XXII Ltd., Series 2019-22A, Class DRR, 8.176%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	1,250	1,254,687
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	1,166	1,179,980
OCP CLO Ltd.:
Series 2023-27A, Class DR, 8.674%, (3 mo. SOFR + 3.35%), 7/16/35(1)(2)	750	757,960
Series 2024-32A, Class D1, 9.076%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	1,000	1,017,827
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class D1R, 9.351%, (3 mo. SOFR + 4.05%), 4/15/37(1)(2)	1,200	1,233,055
Palmer Square CLO Ltd., Series 2013-2A, Class DRR, 11.397%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	250	251,334
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	890	837,252
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	168	169,730
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	500	517,163
Total Asset-Backed Securities (identified cost $30,755,130)		$ 31,265,346

Collateralized Mortgage Obligations — 1.7%
Security	Principal Amount (000's omitted)	Value
CFMT LLC, Series 2024-HB13, Class M2, 3.00%, 5/25/34(1)(5)	$470	$ 416,839
Champs Trust, Series 2024-1, Class A, 9.257%, 7/25/59(1)(5)	1,495	1,559,876
EFMT, Series 2024-RM2, Class A1A, 5.00%, 7/25/54(1)(5)	930	854,853
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-DNA3, Class B2, 11.597%, (30-day SOFR Average + 6.25%), 10/25/33(1)(2)	855	1,013,148
Series 2021-DNA6, Class B2, 12.847%, (30-day SOFR Average + 7.50%), 10/25/41(1)(2)	1,280	1,400,323
JPM Lending Facility, 12.33%, (SOFR + 7.00%), 7/15/29(2)	1,238	1,235,149
PRPM LLC, Series 2024-RCF4, Class M1, 4.00%, 7/25/54(1)	467	425,944

Eaton Vance
Multi-Asset Credit Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50%, 2/25/30(1)	$750	$ 759,401
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(5)	1,129	1,040,112
Total Collateralized Mortgage Obligations (identified cost $8,649,657)		$ 8,705,645

Commercial Mortgage-Backed Securities — 1.8%
Security	Principal Amount* (000's omitted)		Value
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.529%, 2/15/50(1)(5)		1,000	$ 774,283
BFLD Mortgage Trust, Series 2024-VICT, Class A, 7.19%, (1 mo. SOFR + 1.89%), 7/15/41(1)(2)		400	399,949
CSMC Trust, Series 2022-CNTR, Class A, 9.273%, (1 mo. SOFR + 3.944%), 1/9/25(1)(2)		1,000	904,210
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class D, 8.668%, (1 mo. SOFR + 3.339%), 6/15/41(1)(2)		1,100	1,098,546
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		150	18,900
Series 2021-MHC, Class C, 6.994%, (1 mo. SOFR + 1.664%), 4/15/38(1)(2)		1,800	1,783,605
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class D, 3.944%, 9/15/47(1)(5)		750	650,835
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 8.50%, (USD Prime), 6/15/35(1)(2)		100	43,310
Vita Scientia DAC, Series 2022-1A, Class D, 6.291%, (3 mo. EURIBOR + 2.49%), 8/27/25(1)(2)	EUR	450	453,475
VMC Finance LLC, Series 2021-HT1, Class B, 9.949%, (1 mo. SOFR + 4.614%), 1/18/37(1)(2)		2,000	1,970,378
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)		1,700	1,437,343
Total Commercial Mortgage-Backed Securities (identified cost $9,932,441)			$ 9,534,834

Common Stocks — 0.1%
Security	Shares	Value
Health Care — 0.1%
Endo, Inc.(6)(7)(8)	126	$ 3,323
Endo, Inc.(7)	8,315	238,364
		$ 241,687
Security	Shares	Value
Pharmaceuticals — 0.0%(9)
Mallinckrodt International Finance SA(7)(10)	1,976	$ 112,140
		$ 112,140
Total Common Stocks (identified cost $255,193)		$ 353,827

Convertible Bonds — 0.5%
Security	Principal Amount* (000's omitted)		Value
Energy — 0.2%
NextEra Energy Partners LP, 2.50%, 6/15/26(1)		1,029	$ 950,441
			$ 950,441
Semiconductors & Semiconductor Equipment — 0.1%
ams-OSRAM AG, 0.00%, 3/5/25(11)	EUR	800	$ 834,239
			$ 834,239
Transportation — 0.2%
CryoPort, Inc., 0.75%, 12/1/26(1)		1,088	$ 931,654
			$ 931,654
Total Convertible Bonds (identified cost $2,715,200)			$ 2,716,334

Corporate Bonds — 48.7%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 1.0%
Bombardier, Inc.:
7.00%, 6/1/32(1)	275	$ 281,522
7.25%, 7/1/31(1)	536	552,461
8.75%, 11/15/30(1)	385	417,701
Rolls-Royce PLC, 5.75%, 10/15/27(1)	1,423	1,440,951
TransDigm, Inc.:
4.625%, 1/15/29	1,023	968,416
5.50%, 11/15/27	943	931,870
6.375%, 3/1/29(1)	240	244,764
6.625%, 3/1/32(1)	385	394,270
		$ 5,231,955

Eaton Vance
Multi-Asset Credit Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Agriculture — 0.1%
Darling Ingredients, Inc., 6.00%, 6/15/30(1)		642	$ 637,429
			$ 637,429
Air Transport — 0.8%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		454	$ 451,189
Deutsche Lufthansa AG, 4.382% to 2/12/26, 8/12/75(11)(12)	EUR	500	537,597
Gatwick Airport Finance PLC, 4.375%, 4/7/26(11)	GBP	1,270	1,590,295
Heathrow Finance PLC, 6.625%, 3/1/31(11)	GBP	1,340	1,712,175
			$ 4,291,256
Apparel & Luxury Goods — 0.2%
Hanesbrands, Inc., 9.00%, 2/15/31(1)		630	$ 667,304
PrestigeBidCo GmbH, 7.459%, (3 mo. EURIBOR + 3.75%), 7/1/29(2)(11)	EUR	565	616,818
			$ 1,284,122
Automotive — 1.7%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)		392	$ 366,774
4.75%, 3/1/30		303	285,032
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(11)	EUR	1,100	1,190,144
8.50%, 5/15/27(1)		670	676,258
Dana Financing Luxembourg SARL:
3.00%, 7/15/29(11)	EUR	300	294,880
8.50%, 7/15/31(11)	EUR	300	352,411
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)		665	583,465
Ford Motor Co.:
4.75%, 1/15/43		325	266,151
6.10%, 8/19/32		530	536,581
9.625%, 4/22/30		44	51,985
Forvia SE:
2.375%, 6/15/29(11)	EUR	150	147,524
5.50%, 6/15/31(11)	EUR	250	275,575
Goodyear Tire & Rubber Co., 5.00%, 7/15/29		690	651,881
IHO Verwaltungs GmbH, 8.75%, (8.75% cash or 9.50% PIK), 5/15/28(11)(13)	EUR	700	810,889
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		398	361,837
4.375%, 1/15/31(1)		452	406,136
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		953	819,274
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		587	537,126
Security	Principal Amount* (000's omitted)		Value
Automotive (continued)
Sonic Automotive, Inc.: (continued)
4.875%, 11/15/31(1)		239	$ 213,622
Wheel Pros, Inc., 6.50%, 5/15/29(1)		332	11,620
			$ 8,839,165
Beverage and Tobacco — 0.2%
Triton Water Holdings, Inc., 6.25%, 4/1/29(1)		944	$ 915,633
			$ 915,633
Building and Development — 1.9%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)		136	$ 126,192
4.625%, 4/1/30(1)		313	286,020
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		1,030	921,295
5.00%, 3/1/30(1)		105	100,552
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)		1,041	892,071
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)		1,017	1,037,364
Masterbrand, Inc., 7.00%, 7/15/32(1)		640	657,988
Miller Homes Group Finco PLC, 9.078%, (3 mo. EURIBOR + 5.25%), 5/15/28(2)(11)	EUR	400	436,147
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		257	240,705
Patrick Industries, Inc., 4.75%, 5/1/29(1)		1,051	982,461
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		1,202	1,191,975
Standard Industries, Inc.:
3.375%, 1/15/31(1)		275	235,544
4.75%, 1/15/28(1)		753	722,203
6.50%, 8/15/32(1)(4)		270	270,829
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)		628	655,299
White Cap Buyer LLC, 6.875%, 10/15/28(1)		1,004	994,723
			$ 9,751,368
Business Equipment and Services — 0.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		942	$ 916,467
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)		245	249,429
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(1)		675	674,933
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)		239	220,548
			$ 2,061,377

Eaton Vance
Multi-Asset Credit Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Cable and Satellite Television — 1.7%
Altice Financing SA:
2.25%, 1/15/25(11)	EUR	665	$ 705,770
5.00%, 1/15/28(1)		860	687,671
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		585	498,200
4.50%, 8/15/30(1)		726	636,191
4.75%, 3/1/30(1)		988	885,320
5.00%, 2/1/28(1)		400	381,155
6.375%, 9/1/29(1)		601	585,548
DISH Network Corp., 11.75%, 11/15/27(1)		397	397,643
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(11)	GBP	2,951	3,468,343
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)		900	795,796
			$ 9,041,637
Capital Goods — 0.2%
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		609	$ 579,968
4.125%, 4/15/29(1)		221	208,579
			$ 788,547
Chemicals — 0.6%
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(13)		545	$ 541,594
Calderys Financing LLC, 11.25%, 6/1/28(1)		870	931,541
Olympus Water U.S. Holding Corp.:
9.625%, 11/15/28(11)	EUR	200	232,903
9.75%, 11/15/28(1)		1,292	1,374,583
			$ 3,080,621
Chemicals and Plastics — 1.0%
Avient Corp., 7.125%, 8/1/30(1)		801	$ 823,382
Herens Holdco SARL, 4.75%, 5/15/28(1)		452	392,787
Herens Midco SARL, 5.25%, 5/15/29(11)	EUR	1,000	819,804
INEOS Finance PLC, 6.375%, 4/15/29(11)	EUR	400	446,162
Italmatch Chemicals SpA:
9.195%, (3 mo. EURIBOR + 5.50%), 2/6/28(2)(11)	EUR	200	219,570
10.00%, 2/6/28(11)	EUR	750	869,116
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		783	720,992
Valvoline, Inc., 3.625%, 6/15/31(1)		963	842,654
			$ 5,134,467
Security	Principal Amount* (000's omitted)		Value
Commercial Services — 2.7%
AMN Healthcare, Inc.:
4.00%, 4/15/29(1)		844	$ 773,598
4.625%, 10/1/27(1)		54	51,927
APi Group DE, Inc., 4.75%, 10/15/29(1)		662	630,469
Boels Topholding BV, 5.75%, 5/15/30(11)	EUR	1,405	1,550,224
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)		250	263,474
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 1/15/31(11)	GBP	330	457,587
HealthEquity, Inc., 4.50%, 10/1/29(1)		721	680,054
IPD 3 BV:
7.086%, (3 mo. EURIBOR + 3.375%), 6/15/31(2)(11)	EUR	430	465,760
8.00%, 6/15/28(11)	EUR	930	1,064,586
Korn Ferry, 4.625%, 12/15/27(1)		620	600,290
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)		1,323	1,262,010
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)		550	539,117
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		710	661,371
Pachelbel Bidco SpA, 7.125%, 5/17/31(1)	EUR	715	804,643
Verisure Holding AB, 3.25%, 2/15/27(11)	EUR	1,130	1,186,309
VT Topco, Inc., 8.50%, 8/15/30(1)		995	1,053,781
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		801	836,567
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		1,110	1,093,473
			$ 13,975,240
Computers — 0.5%
Amentum Escrow Corp., 7.25%, 8/1/32(1)(4)		205	$ 209,624
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		140	144,124
McAfee Corp., 7.375%, 2/15/30(1)		855	798,084
NCR Voyix Corp.:
5.125%, 4/15/29(1)		296	283,071
5.25%, 10/1/30(1)		405	380,285
Seagate HDD Cayman:
4.091%, 6/1/29		129	121,514
9.625%, 12/1/32		594	680,946
			$ 2,617,648
Containers and Glass Products — 0.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(11)	EUR	1,000	$ 892,180
4.00%, 9/1/29(1)		521	443,108
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		767	689,136
			$ 2,024,424

Eaton Vance
Multi-Asset Credit Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Cosmetics/Toiletries — 0.1%
Edgewell Personal Care Co.:
4.125%, 4/1/29(1)		238	$ 221,656
5.50%, 6/1/28(1)		391	383,704
			$ 605,360
Distribution & Wholesale — 0.8%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)		715	$ 692,560
Performance Food Group, Inc., 4.25%, 8/1/29(1)		551	510,763
Rexel SA, 5.25%, 9/15/30(11)	EUR	880	989,282
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(1)		454	464,111
7.75%, 3/15/31(1)		193	203,181
Velocity Vehicle Group LLC, 8.00%, 6/1/29(1)		135	139,163
Windsor Holdings III LLC, 8.50%, 6/15/30(1)		842	887,263
			$ 3,886,323
Diversified Financial Services — 1.7%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)		368	$ 376,079
CI Financial Corp., 4.10%, 6/15/51		530	336,916
Encore Capital Group, Inc., 5.375%, 2/15/26(11)	GBP	230	294,244
Hightower Holding LLC, 9.125%, 1/31/30(1)(4)		410	416,718
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)		511	484,143
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)		526	522,744
KOC Holding AS, 6.50%, 3/11/25(11)		1,400	1,401,067
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/29(1)		175	179,733
6.50%, 3/26/31(1)		210	218,102
8.125%, 3/30/29(1)		739	782,547
ProGroup AG:
5.125%, 4/15/29(11)	EUR	515	557,763
5.375%, 4/15/31(11)	EUR	801	863,468
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)		261	246,787
3.625%, 3/1/29(1)		1,022	939,104
4.00%, 10/15/33(1)		65	55,971
Sherwood Financing PLC, 6.00%, 11/15/26(11)	GBP	500	566,254
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)		945	753,704
			$ 8,995,344
Drugs — 0.4%
Catalent Pharma Solutions, Inc., 2.375%, 3/1/28(11)	EUR	640	$ 671,136
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)		350	369,310
Security	Principal Amount* (000's omitted)		Value
Drugs (continued)
Perrigo Finance Unlimited Co.:
4.90%, 6/15/30		699	$ 660,567
4.90%, 12/15/44		406	330,956
			$ 2,031,969
Ecological Services and Equipment — 0.8%
Clean Harbors, Inc., 6.375%, 2/1/31(1)		135	$ 136,658
GFL Environmental, Inc.:
3.50%, 9/1/28(1)		889	827,227
4.75%, 6/15/29(1)		906	864,236
Paprec Holding SA, 7.25%, 11/17/29(11)	EUR	550	627,909
Reworld Holding Corp., 4.875%, 12/1/29(1)		1,290	1,181,003
Wrangler Holdco Corp., 6.625%, 4/1/32(1)		270	271,204
			$ 3,908,237
Electric Utilities — 0.6%
Electricite de France SA, 7.50% to 9/6/28(11)(12)(14)	EUR	400	$ 471,041
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		578	545,807
TransAlta Corp., 7.75%, 11/15/29		606	636,207
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)		608	616,624
6.625%, 3/15/32(1)		610	622,157
			$ 2,891,836
Electronics/Electrical — 0.4%
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)		278	$ 288,983
Imola Merger Corp., 4.75%, 5/15/29(1)		1,174	1,106,177
Sensata Technologies, Inc.:
4.375%, 2/15/30(1)		610	567,300
6.625%, 7/15/32(1)		200	202,750
			$ 2,165,210
Energy — 0.8%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(1)(15)		1,078	$ 479,710
Greenko Solar Mauritius Ltd.:
5.55%, 1/29/25(1)		1,100	1,094,832
5.95%, 7/29/26(1)		1,200	1,196,175
Sunoco LP, 7.25%, 5/1/32(1)		445	462,879
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/29		583	551,431
4.50%, 4/30/30		372	347,398
			$ 4,132,425

Eaton Vance
Multi-Asset Credit Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Engineering & Construction — 0.2%
Artera Services LLC, 8.50%, 2/15/31(1)		565	$ 579,628
TopBuild Corp., 4.125%, 2/15/32(1)		791	713,275
			$ 1,292,903
Entertainment — 2.2%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 4/30/30(11)	EUR	1,047	$ 1,201,615
Boyne USA, Inc., 4.75%, 5/15/29(1)		814	772,375
Caesars Entertainment, Inc.:
6.50%, 2/15/32(1)		377	382,211
7.00%, 2/15/30(1)		250	258,051
8.125%, 7/1/27(1)		508	519,219
Churchill Downs, Inc., 5.75%, 4/1/30(1)		669	656,359
Cirsa Finance International SARL, 6.50%, 3/15/29(11)	EUR	1,165	1,303,929
CPUK Finance Ltd., 7.875%, 8/28/29(11)	GBP	825	1,078,715
Flutter Treasury DAC, 5.00%, 4/29/29(11)	EUR	800	887,463
Inter Media & Communication SpA, 6.75%, 2/9/27(11)	EUR	998	1,073,109
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)		345	322,771
Light & Wonder International, Inc., 7.00%, 5/15/28(1)		719	724,740
Lottomatica SpA, 7.788%, (3 mo. EURIBOR + 4.00%), 12/15/30(2)(11)	EUR	1,080	1,182,849
Motion Finco SARL, 7.375%, 6/15/30(11)	EUR	250	282,799
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		519	500,138
			$ 11,146,343
Financial Intermediaries — 0.4%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(12)(14)		635	$ 584,158
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)		848	813,284
Ford Motor Credit Co. LLC, 5.113%, 5/3/29		600	587,930
			$ 1,985,372
Food Products — 0.8%
Chobani LLC/Chobani Finance Corp., Inc., 4.625%, 11/15/28(1)		657	$ 627,522
Ingles Markets, Inc., 4.00%, 6/15/31(1)		762	674,724
La Doria SpA, 8.155%, (3 mo. EURIBOR + 4.50%), 11/12/29(2)(11)	EUR	1,145	1,260,087
Pilgrim's Pride Corp.:
3.50%, 3/1/32		951	825,099
6.875%, 5/15/34		270	292,141
Post Holdings, Inc., 6.25%, 2/15/32(1)		422	427,881
			$ 4,107,454
Security	Principal Amount* (000's omitted)		Value
Food Service — 0.7%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)		386	$ 363,216
4.00%, 10/15/30(1)		293	261,564
4.375%, 1/15/28(1)		673	640,631
Chobani LLC/Chobani Finance Corp., Inc., 7.625%, 7/1/29(1)		981	1,017,993
Fiesta Purchaser, Inc., 7.875%, 3/1/31(1)		527	550,100
IRB Holding Corp., 7.00%, 6/15/25(1)		37	37,027
U.S. Foods, Inc., 4.75%, 2/15/29(1)		578	554,095
			$ 3,424,626
Food/Drug Retailers — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, 2/15/28(1)		806	$ 800,070
			$ 800,070
Health Care — 3.1%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)		212	$ 202,667
Avantor Funding, Inc.:
2.625%, 11/1/25(11)	EUR	300	319,939
4.625%, 7/15/28(1)		341	328,637
Cerba Healthcare SACA, 3.50%, 5/31/28(11)	EUR	250	226,863
Chrome Holdco SAS, 5.00%, 5/31/29(11)	EUR	1,100	786,829
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(1)		693	714,875
Encompass Health Corp., 4.75%, 2/1/30		616	587,848
Ephios Subco 3 SARL, 7.875%, 1/31/31(11)	EUR	930	1,087,488
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		643	653,019
Grifols SA, 3.875%, 10/15/28(11)	EUR	800	764,204
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		1,303	1,389,323
IQVIA, Inc.:
2.25%, 3/15/29(11)	EUR	611	611,279
2.875%, 6/15/28(11)	EUR	350	363,908
6.50%, 5/15/30(1)		337	347,029
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)		354	342,474
LifePoint Health, Inc.:
5.375%, 1/15/29(1)		681	617,582
9.875%, 8/15/30(1)		290	316,409
10.00%, 6/1/32(1)		140	148,754
Medline Borrower LP, 5.25%, 10/1/29(1)		1,569	1,517,686
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		573	518,660
3.875%, 5/15/32(1)		814	718,863
Option Care Health, Inc., 4.375%, 10/31/29(1)		1,197	1,119,157
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)		680	703,118

Eaton Vance
Multi-Asset Credit Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Health Care (continued)
Tenet Healthcare Corp.:
6.125%, 10/1/28		523	$ 524,657
6.875%, 11/15/31		256	274,294
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		470	466,582
Varex Imaging Corp., 7.875%, 10/15/27(1)		283	287,470
			$ 15,939,614
Home Furnishings — 0.2%
Tempur Sealy International, Inc.:
3.875%, 10/15/31(1)		1,322	$ 1,139,259
4.00%, 4/15/29(1)		151	138,066
			$ 1,277,325
Hotels, Restaurants & Leisure — 0.1%
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.625%, 4/6/31(11)		400	$ 350,720
8.45%, 7/27/30(1)		200	213,324
			$ 564,044
Household Products — 0.0%(9)
Spectrum Brands, Inc., 3.875%, 3/15/31(1)		181	$ 151,779
			$ 151,779
Industrial Equipment — 0.2%
Madison IAQ LLC, 5.875%, 6/30/29(1)		864	$ 809,803
			$ 809,803
Insurance — 0.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.75%, 10/15/27(1)		759	$ 754,037
7.00%, 1/15/31(1)		455	463,490
Galaxy Finco Ltd., 9.25%, 7/31/27(11)	GBP	881	1,105,884
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(1)		728	781,502
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		415	426,095
			$ 3,531,008
Internet Software & Services — 0.9%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)		270	$ 241,188
6.125%, 12/1/28(1)		853	707,334
Cars.com, Inc., 6.375%, 11/1/28(1)		819	806,868
Match Group Holdings II LLC, 3.625%, 10/1/31(1)		919	793,309
Security	Principal Amount* (000's omitted)		Value
Internet Software & Services (continued)
Science Applications International Corp., 4.875%, 4/1/28(1)		971	$ 939,227
United Group BV:
6.75%, 2/15/31(11)	EUR	200	227,305
8.078%, (3 mo. EURIBOR + 4.25%), 2/15/31(2)(11)	EUR	655	713,833
			$ 4,429,064
Leisure Goods/Activities/Movies — 1.9%
Acushnet Co., 7.375%, 10/15/28(1)		382	$ 398,654
Carnival Corp., 6.00%, 5/1/29(1)		1,210	1,207,816
Cinemark USA, Inc.:
5.25%, 7/15/28(1)		390	377,385
7.00%, 8/1/32(1)		410	417,532
LHMC Finco 2 SARL, 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(11)(13)	EUR	945	1,023,796
Life Time, Inc.:
5.75%, 1/15/26(1)		401	399,728
8.00%, 4/15/26(1)		821	832,615
NCL Corp. Ltd.:
5.875%, 3/15/26(1)		647	644,512
5.875%, 2/15/27(1)		102	101,325
7.75%, 2/15/29(1)		86	90,568
NCL Finance Ltd., 6.125%, 3/15/28(1)		547	547,917
Playtika Holding Corp., 4.25%, 3/15/29(1)		757	673,436
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/28		215	202,767
6.00%, 2/1/33(1)(4)		445	448,473
6.25%, 3/15/32(1)		305	311,228
TUI AG, 5.875%, 3/15/29(11)	EUR	980	1,065,098
Viking Cruises Ltd.:
5.875%, 9/15/27(1)		985	979,922
7.00%, 2/15/29(1)		205	207,170
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)		131	129,349
			$ 10,059,291
Machinery — 0.8%
Chart Industries, Inc., 9.50%, 1/1/31(1)		736	$ 800,008
ESAB Corp., 6.25%, 4/15/29(1)		830	842,769
IMA Industria Macchine Automatiche SpA:
3.75%, 1/15/28(11)	EUR	700	737,385
7.435%, (3 mo. EURIBOR + 3.75%), 4/15/29(2)(11)	EUR	915	1,002,197
TK Elevator Holdco GmbH, 6.625%, 7/15/28(11)	EUR	540	570,954
			$ 3,953,313

Eaton Vance
Multi-Asset Credit Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Media — 0.5%
CSC Holdings LLC, 11.75%, 1/31/29(1)		200	$ 180,923
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(1)		946	870,012
7.375%, 2/15/31(1)		525	550,343
Summer BidCo BV, 10.00%, (10.00% cash or 10.75% PIK), 2/15/29(11)(13)	EUR	515	574,329
Univision Communications, Inc., 7.375%, 6/30/30(1)		463	446,224
			$ 2,621,831
Metals/Mining — 1.1%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)		1,223	$ 1,368,113
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		691	680,513
First Quantum Minerals Ltd., 9.375%, 3/1/29(1)		415	436,994
Freeport-McMoRan, Inc., 5.45%, 3/15/43		416	399,297
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		503	492,304
6.125%, 4/1/29(1)		220	220,143
Novelis Corp., 3.25%, 11/15/26(1)		237	225,738
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(11)	EUR	1,077	1,111,614
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		552	515,978
			$ 5,450,694
Nonferrous Metals/Minerals — 0.3%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		690	$ 671,686
New Gold, Inc., 7.50%, 7/15/27(1)		653	661,149
			$ 1,332,835
Oil and Gas — 1.7%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26(1)		950	$ 963,083
Civitas Resources, Inc.:
8.625%, 11/1/30(1)		980	1,059,118
8.75%, 7/1/31(1)		280	301,456
Matador Resources Co., 6.50%, 4/15/32(1)		545	548,128
Parkland Corp.:
4.50%, 10/1/29(1)		480	448,545
4.625%, 5/1/30(1)		292	271,714
Permian Resources Operating LLC:
5.875%, 7/1/29(1)		701	697,359
6.25%, 2/1/33(1)(4)		375	378,290
7.00%, 1/15/32(1)		418	433,052
7.75%, 2/15/26(1)		362	366,790
Security	Principal Amount* (000's omitted)		Value
Oil and Gas (continued)
Precision Drilling Corp., 7.125%, 1/15/26(1)		487	$ 489,665
SM Energy Co., 7.00%, 8/1/32(1)		430	434,930
Southwestern Energy Co., 4.75%, 2/1/32		810	757,444
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)		395	394,027
Transocean, Inc., 8.75%, 2/15/30(1)		195	205,272
Vital Energy, Inc.:
7.875%, 4/15/32(1)		379	385,743
9.75%, 10/15/30		466	509,690
Wintershall Dea Finance 2 BV, Series NC5, 2.499% to 4/20/26(11)(12)(14)	EUR	300	306,615
			$ 8,950,921
Packaging & Containers — 0.9%
Fiber Bidco SpA, 7.695%, (3 mo. EURIBOR + 4.00%), 1/15/30(2)(11)	EUR	965	$ 1,051,296
Fiber Midco SpA, 10.00%, 6/15/29(1)(13)	EUR	950	1,036,041
Kleopatra Finco SARL, 4.25%, 3/1/26(11)	EUR	600	584,415
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)		636	630,082
Trivium Packaging Finance BV:
3.75%, 8/15/26(11)	EUR	575	613,356
7.578%, (3 mo. EURIBOR + 3.75%), 8/15/26(2)(11)	EUR	740	803,780
			$ 4,718,970
Pharmaceuticals — 0.7%
Bayer AG, 5.375% to 6/25/30, 3/25/82(11)(12)	EUR	600	$ 628,030
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(1)		468	431,716
Phoenix PIB Dutch Finance BV, 4.875%, 7/10/29(11)	EUR	500	549,964
Prestige Brands, Inc., 3.75%, 4/1/31(1)		215	189,721
Rossini SARL, 6.75%, 12/31/29(11)	EUR	855	960,023
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46		1,168	824,007
			$ 3,583,461
Pipelines — 1.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(1)		621	$ 619,931
Cheniere Energy Partners LP, 4.00%, 3/1/31		611	566,011
DT Midstream, Inc., 4.125%, 6/15/29(1)		599	560,472
Energy Transfer LP, 5.00%, 5/15/50		337	294,167
EQM Midstream Partners LP:
4.50%, 1/15/29(1)		1,033	990,641
6.00%, 7/1/25(1)		75	75,041
6.50%, 7/1/27(1)		405	413,073

Eaton Vance
Multi-Asset Credit Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Pipelines (continued)
EQM Midstream Partners LP: (continued)
7.50%, 6/1/30(1)		536	$ 578,808
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32		330	337,183
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)		649	667,093
Kinetik Holdings LP, 5.875%, 6/15/30(1)		679	672,678
Plains All American Pipeline LP, Series B, 9.694%, (3 mo. SOFR + 4.372%)(2)(14)		926	927,924
Summit Midstream Holdings LLC, 8.625%, 10/31/29(1)		200	204,609
Venture Global LNG, Inc.:
7.00%, 1/15/30(1)		320	323,542
8.125%, 6/1/28(1)		609	634,616
8.375%, 6/1/31(1)		574	603,562
9.50%, 2/1/29(1)		794	883,813
9.875%, 2/1/32(1)		522	579,791
			$ 9,932,955
Publishing — 0.2%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		326	$ 314,328
8.00%, 8/1/29(1)		806	786,436
			$ 1,100,764
Radio and Television — 0.3%
Clear Channel Outdoor Holdings, Inc.:
7.75%, 4/15/28(1)		875	$ 773,669
7.875%, 4/1/30(1)		448	456,221
Townsquare Media, Inc., 6.875%, 2/1/26(1)		563	555,139
			$ 1,785,029
Real Estate Investment Trusts (REITs) — 1.2%
Alexandrite Monnet U.K. Holdco PLC, 10.50%, 5/15/29(11)	EUR	1,200	$ 1,353,171
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)		852	796,730
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)		644	645,803
8.875%, 9/1/31(1)		594	639,389
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)		1,060	1,126,252
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		600	573,303
3.75%, 9/15/30(1)		785	689,713
Security	Principal Amount* (000's omitted)		Value
Real Estate Investment Trusts (REITs) (continued)
Heimstaden Bostad AB, 3.248% to 11/19/24(11)(12)(14)	EUR	400	$ 330,627
Shimao Group Holdings Ltd., 5.60%, 7/15/26(11)(15)		1,250	69,975
			$ 6,224,963
Retail — 2.0%
B&M European Value Retail SA, 8.125%, 11/15/30(11)	GBP	400	$ 548,242
Bertrand Franchise Finance SAS:
6.50%, 7/18/30(1)	EUR	380	418,319
7.489%, (3 mo. EURIBOR + 3.75%), 7/18/30(1)(2)	EUR	700	762,556
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(11)	GBP	760	990,467
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)		769	805,817
Duomo Bidco SpA, 7.803%, (3 mo. EURIBOR + 4.125%), 7/15/31(2)(11)	EUR	915	1,007,900
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(1)		620	654,523
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)		793	739,400
Group 1 Automotive, Inc.:
4.00%, 8/15/28(1)		575	536,383
6.375%, 1/15/30(1)		185	187,053
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)		775	730,524
8.25%, 8/1/31(1)		92	96,543
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/1/26(1)		773	776,990
PEU (Fin) PLC, 7.25%, 7/1/28(11)	EUR	400	450,207
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)		662	715,499
Stonegate Pub Co. Financing PLC, 10.272%, (3 mo. EURIBOR + 6.625%), 7/31/29(3)(11)	EUR	470	508,658
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		590	535,919
			$ 10,465,000
Retailers (Except Food and Drug) — 0.5%
Bath & Body Works, Inc.:
6.875%, 11/1/35		410	$ 415,820
6.95%, 3/1/33		282	275,493
9.375%, 7/1/25(1)		54	55,703
Dave & Buster's, Inc., 7.625%, 11/1/25(1)		923	926,629
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)		416	404,184
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)		737	685,390
			$ 2,763,219
Semiconductors & Semiconductor Equipment — 0.4%
ams-OSRAM AG, 10.50%, 3/30/29(11)	EUR	1,500	$ 1,706,860

Eaton Vance
Multi-Asset Credit Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp., 3.875%, 9/1/28(1)		554	$ 517,975
			$ 2,224,835
Software — 0.8%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(1)		374	$ 383,899
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		734	694,221
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		344	335,550
9.00%, 9/30/29(1)		1,402	1,395,034
Rocket Software, Inc., 9.00%, 11/28/28(1)		210	216,346
TeamSystem SpA, 7.186%, (3 mo. EURIBOR + 3.50%), 7/31/31(1)(2)	EUR	1,029	1,116,419
			$ 4,141,469
Steel — 0.2%
Allegheny Ludlum LLC, 6.95%, 12/15/25		401	$ 409,167
TMS International Corp., 6.25%, 4/15/29(1)		449	417,254
			$ 826,421
Surface Transport — 0.0%(9)
Hertz Corp., 4.625%, 12/1/26(1)		17	$ 12,842
			$ 12,842
Technology — 0.5%
athenahealth Group, Inc., 6.50%, 2/15/30(1)		1,258	$ 1,187,381
International Game Technology PLC:
3.50%, 6/15/26(11)	EUR	250	270,132
4.125%, 4/15/26(1)		573	562,168
5.25%, 1/15/29(1)		245	240,420
6.25%, 1/15/27(1)		200	202,025
6.50%, 2/15/25(1)		383	383,574
			$ 2,845,700
Telecommunications — 2.6%
Ciena Corp., 4.00%, 1/31/30(1)		706	$ 648,832
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)		1,299	1,278,013
Iliad Holding SASU:
6.50%, 10/15/26(1)		455	456,393
7.00%, 10/15/28(1)		362	363,296
8.50%, 4/15/31(1)		285	297,113
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)		571	475,775
Lorca Telecom Bondco SA, 4.00%, 9/18/27(11)	EUR	1,100	1,183,034
Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Network i2i Ltd., 3.975% to 3/3/26(11)(12)(14)		1,000	$ 957,718
Odido Group Holding BV, 5.50%, 1/15/30(11)	EUR	800	814,912
Optics Bidco SpA:
6.875%, 2/15/28(11)	EUR	176	204,990
7.75%, 1/24/33	EUR	735	951,859
7.875%, 7/31/28(11)	EUR	354	429,390
Stagwell Global LLC, 5.625%, 8/15/29(1)		888	837,982
Summer (BC) Holdco A SARL, 9.25%, 10/31/27(11)	EUR	462	492,755
Summer (BC) Holdco B SARL, 5.75%, 10/31/26(11)	EUR	500	538,754
Summer BC Bidco B LLC, 5.50%, 10/31/26(1)		383	376,675
Telefonica Europe BV, 7.125% to 8/23/28(11)(12)(14)	EUR	800	944,480
Viasat, Inc., 5.625%, 4/15/27(1)		272	255,874
Viavi Solutions, Inc., 3.75%, 10/1/29(1)		491	426,190
Vodafone Group PLC, 4.875% to 7/3/25, 10/3/78(11)(12)	GBP	500	634,499
Zegona Finance PLC, 8.625%, 7/15/29(1)		965	986,773
			$ 13,555,307
Transportation — 0.3%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		457	$ 430,072
Seaspan Corp., 5.50%, 8/1/29(1)		923	831,634
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)		465	476,519
			$ 1,738,225
Utilities — 1.2%
Calpine Corp.:
5.00%, 2/1/31(1)		615	$ 581,293
5.125%, 3/15/28(1)		450	436,115
5.25%, 6/1/26(1)		498	494,667
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)		411	374,251
NRG Energy, Inc.:
3.625%, 2/15/31(1)		563	493,067
3.875%, 2/15/32(1)		118	103,152
5.75%, 1/15/28		384	381,935
10.25% to 3/15/28(1)(12)(14)		635	704,055
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)		460	427,813
5.00%, 1/31/28(1)		450	434,014
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)		193	182,257
5.00%, 7/31/27(1)		855	837,819

Eaton Vance
Multi-Asset Credit Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Utilities (continued)
Vistra Operations Co. LLC: (continued)
6.875%, 4/15/32(1)	828	$ 852,713
		$ 6,303,151
Total Corporate Bonds (identified cost $250,737,860)		$252,342,194

Preferred Stocks — 0.2%
Security	Shares	Value
Distribution & Wholesale — 0.2%
WESCO International, Inc., Series A, 10.625% to 6/22/25(12)	36,126	$ 942,889
Total Preferred Stocks (identified cost $1,027,930)		$ 942,889

Senior Floating-Rate Loans — 38.6%(16)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.6%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.844%, (SOFR + 3.50%), 8/24/28	913	$ 918,413
Term Loan, 8.844%, (SOFR + 3.50%), 8/24/28	352	354,116
TransDigm, Inc., Term Loan, 7.843%, (SOFR + 2.50%), 2/28/31	1,886	1,893,442
		$ 3,165,971
Airlines — 0.3%
American Airlines, Inc., Term Loan, 10.294%, (SOFR + 4.75%), 4/20/28	1,707	$ 1,767,812
		$ 1,767,812
Apparel & Luxury Goods — 0.5%
ABG Intermediate Holdings 2 LLC:
Term Loan, 8.094%, (SOFR + 2.75%), 12/21/28	661	$ 664,472
Term Loan, 12/21/28(17)	118	118,516
Gloves Buyer, Inc., Term Loan, 9.459%, (SOFR + 4.00%), 12/29/27	718	718,041
Hanesbrands, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 3/8/30	1,039	1,043,903
		$ 2,544,932
Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components — 1.2%
Adient U.S. LLC, Term Loan, 8.094%, (SOFR + 2.75%), 1/31/31		998	$ 1,004,125
Autokiniton U.S. Holdings, Inc., Term Loan, 9.458%, (SOFR + 4.00%), 4/6/28		1,079	1,086,439
Clarios Global LP:
Term Loan, 7.844%, (SOFR + 2.50%), 5/6/30		1,665	1,672,805
Term Loan, 7/16/31(17)	EUR	1,505	1,631,586
DexKo Global, Inc.:
Term Loan, 9.346%, (SOFR + 3.75%), 10/4/28		513	512,050
Term Loan, 9.585%, (SOFR + 4.25%), 10/4/28		149	149,266
			$ 6,056,271
Automobiles — 0.5%
Bombardier Recreational Products, Inc., Term Loan, 8.094%, (SOFR + 2.75%), 1/22/31		1,379	$ 1,381,449
MajorDrive Holdings IV LLC, Term Loan, 9.596%, (SOFR + 4.00%), 6/1/28		988	989,230
			$ 2,370,679
Beverages — 0.3%
Arterra Wines Canada, Inc., Term Loan, 9.096%, (SOFR + 3.50%), 11/24/27		399	$ 382,260
Triton Water Holdings, Inc., Term Loan, 8.846%, (SOFR + 3.25%), 3/31/28		1,239	1,243,801
			$ 1,626,061
Biotechnology — 0.1%
Alltech, Inc., Term Loan, 9.458%, (SOFR + 4.00%), 10/13/28		726	$ 724,737
			$ 724,737
Building Products — 0.6%
Cornerstone Building Brands, Inc., Term Loan, 8.679%, (SOFR + 3.25%), 4/12/28		494	$ 469,147
MI Windows and Doors LLC, Term Loan, 8.844%, (SOFR + 3.50%), 3/28/31		750	753,281
Oscar AcquisitionCo LLC, Term Loan, 9.585%, (SOFR + 4.25%), 4/29/29		737	733,421
Standard Industries, Inc., Term Loan, 7.345%, (SOFR + 2.00%), 9/22/28		972	976,664
			$ 2,932,513
Capital Markets — 1.8%
Advisor Group, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 8/17/28		962	$ 949,590

Eaton Vance
Multi-Asset Credit Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Capital Markets (continued)
Aretec Group, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 8/9/30	1,157	$ 1,140,391
Citco Funding LLC, Term Loan, 8.097%, (SOFR + 2.75%), 4/27/28	1,216	1,220,377
Edelman Financial Center LLC, Term Loan, 8.594%, (SOFR + 3.25%), 4/7/28	742	744,119
Focus Financial Partners LLC, Term Loan, 8.094%, (SOFR + 2.75%), 6/30/28	1,164	1,165,810
Fortress Intermediate 3, Inc., Term Loan, 9.097%, (SOFR + 3.75%), 6/27/31	1,555	1,557,916
HighTower Holdings LLC, Term Loan, 9.541%, (SOFR + 4.00%), 4/21/28	990	992,142
Kestra Advisor Services Holdings A, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 3/22/31	400	402,000
Mariner Wealth Advisors LLC, Term Loan, 8.335%, (SOFR + 3.00%), 8/18/28	790	791,131
Press Ganey Holdings, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 4/30/31	400	400,000
		$ 9,363,476
Chemicals — 2.4%
Aruba Investments Holdings LLC, Term Loan, 9.444%, (SOFR + 4.00%), 11/24/27	594	$ 595,007
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 7.335%, (SOFR + 2.00%), 12/20/29	1,287	1,293,225
Charter NEX U.S., Inc., Term Loan, 8.597%, (SOFR + 3.25%), 12/1/27	890	894,568
CPC Acquisition Corp., Term Loan, 9.346%, (SOFR + 3.75%), 12/29/27	659	544,830
Discovery Purchaser Corp., Term Loan, 10/4/29(17)	200	200,083
ECO Services Operations Corp., Term Loan, 7.502%, (SOFR + 2.25%), 6/12/31	999	1,002,097
Groupe Solmax, Inc., Term Loan, 10.282%, (SOFR + 4.75%), 5/29/28(18)	486	475,214
INEOS Quattro Holdings U.K. Ltd., Term Loan, 9.194%, (SOFR + 3.75%), 3/14/30	767	766,291
INEOS U.S. Finance LLC, Term Loan, 8.594%, (SOFR + 3.25%), 2/18/30	1,486	1,482,071
Lonza Group AG, Term Loan, 9.36%, (SOFR + 3.93%), 7/3/28	495	480,323
Momentive Performance Materials, Inc., Term Loan, 9.844%, (SOFR + 4.50%), 3/29/28	543	544,313
Nouryon Finance BV, Term Loan, 8.821%, (SOFR + 3.50%), 4/3/28	720	724,420
Olympus Water U.S. Holding Corp., Term Loan, 9.097%, (SOFR + 3.75%), 6/20/31	902	905,908
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Tronox Finance LLC, Term Loan, 8.094%, (SOFR + 2.75%), 4/4/29		998	$ 1,001,657
W.R. Grace & Co.-Conn., Term Loan, 8.594%, (SOFR + 3.25%), 9/22/28		1,268	1,275,709
			$ 12,185,716
Commercial Services & Supplies — 1.2%
Albion Financing 3 SARL, Term Loan, 9.826%, (SOFR + 4.25%), 8/17/29		593	$ 598,425
Allied Universal Holdco LLC, Term Loan, 9.194%, (SOFR + 3.75%), 5/12/28		1,123	1,124,455
EnergySolutions LLC, Term Loan, 9.094%, (SOFR + 3.75%), 9/20/30		773	778,725
Foundever Worldwide Corp., Term Loan, 9.208%, (SOFR + 3.75%), 8/28/28		987	692,900
Garda World Security Corp., Term Loan, 9.594%, (SOFR + 4.25%), 2/1/29		1,045	1,049,893
GFL Environmental, Inc., Term Loan, 7.321%, (SOFR + 2.00%), 6/27/31		325	326,393
Tempo Acquisition LLC, Term Loan, 7.594%, (SOFR + 2.25%), 8/31/28		1,203	1,209,121
TruGreen LP, Term Loan, 9.444%, (SOFR + 4.00%), 11/2/27		594	567,717
			$ 6,347,629
Construction Materials — 0.2%
Quikrete Holdings, Inc., Term Loan, 7.594%, (SOFR + 2.25%), 3/19/29		1,276	$ 1,280,457
			$ 1,280,457
Containers & Packaging — 0.3%
Altium Packaging LLC, Term Loan, 6/5/31(17)		750	$ 750,000
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.119%, (SOFR + 3.68%), 4/13/29		737	738,347
			$ 1,488,347
Distributors — 0.3%
CD&R Hydra Buyer, Inc., Term Loan, 9.444%, (SOFR + 4.00%), 3/25/31		499	$ 501,244
Parts Europe SA, Term Loan, 7.438%, (3 mo. EURIBOR + 3.75%), 2/3/31	EUR	1,135	1,233,881
			$ 1,735,125
Diversified Consumer Services — 1.0%
Ascend Learning LLC, Term Loan, 8.944%, (SOFR + 3.50%), 12/11/28		495	$ 496,127

Eaton Vance
Multi-Asset Credit Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Diversified Consumer Services (continued)
Belron Finance U.S. LLC, Term Loan, 7.629%, (SOFR + 2.25%), 4/18/29	1,386	$ 1,392,280
Fugue Finance BV, Term Loan, 1/31/28(17)	750	756,250
KUEHG Corp., Term Loan, 9.835%, (SOFR + 4.50%), 6/12/30	968	973,395
Project Boost Purchaser LLC, Term Loan, 7/16/31(17)	500	501,294
Sotheby's, Term Loan, 1/15/27(17)	400	366,500
Wand NewCo 3, Inc., Term Loan, 8.597%, (SOFR + 3.25%), 1/30/31	425	427,272
		$ 4,913,118
Diversified Telecommunication Services — 0.1%
Level 3 Financing, Inc., Term Loan, 4/15/29(17)	500	$ 497,000
		$ 497,000
Electrical Equipment — 0.2%
WEC U.S. Holdings Ltd., Term Loan, 8.094%, (SOFR + 2.75%), 1/27/31	1,253	$ 1,257,084
		$ 1,257,084
Electronic Equipment, Instruments & Components — 1.2%
Chamberlain Group, Inc.:
Term Loan, 8.694%, (SOFR + 3.25%), 11/3/28	742	$ 741,980
Term Loan, 8.844%, (SOFR + 3.50%), 11/3/28	399	398,626
Creation Technologies, Inc., Term Loan, 11.08%, (SOFR + 5.50%), 10/5/28	692	647,173
Ingram Micro, Inc., Term Loan, 8.596%, (SOFR + 3.00%), 6/30/28	332	334,055
Robertshaw U.S. Holding Corp.:
DIP Loan, 15.85%, (SOFR + 10.50%), 6.35% cash, 9.50% PIK, 9/27/24	656	649,261
Term Loan, 0.00%, 2/28/27(15)	0(19)	359
Term Loan, 0.00%, 2/28/27(15)	2,029	1,978,336
Term Loan - Second Lien, 0.00%, 2/28/27(15)	1,868	980,678
Verifone Systems, Inc., Term Loan, 9.598%, (SOFR + 4.00%), 8/20/25	736	639,685
		$ 6,370,153
Energy Equipment & Services — 0.2%
GIP Pilot Acquisition Partners LP, Term Loan, 7.818%, (SOFR + 2.50%), 10/4/30	920	$ 926,115
		$ 926,115
Engineering & Construction — 0.2%
Azuria Water Solutions, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 5/17/28	299	$ 300,752
Borrower/Description	Principal Amount* (000's omitted)	Value
Engineering & Construction (continued)
Northstar Group Services, Inc., Term Loan, 10.014%, (SOFR + 4.75%), 5/8/30	500	$ 500,834
		$ 801,586
Entertainment — 0.7%
Delta 2 (LUX) SARL, Term Loan, 7.585%, (SOFR + 2.25%), 1/15/30	1,000	$ 1,005,536
Playtika Holding Corp., Term Loan, 8.208%, (SOFR + 2.75%), 3/13/28	844	846,885
Renaissance Holding Corp., Term Loan, 9.597%, (SOFR + 4.25%), 4/5/30	620	622,518
UFC Holdings LLC, Term Loan, 8.291%, (SOFR + 2.75%), 4/29/26	1,300	1,304,084
		$ 3,779,023
Financial Services — 0.3%
CPI Holdco B LLC, Term Loan, 7.344%, (SOFR + 2.00%), 5/19/31	425	$ 425,531
Grant Thornton Advisors LLC, Term Loan, 8.597%, (SOFR + 3.25%), 6/2/31	500	502,110
GTCR W Merger Sub LLC, Term Loan, 8.335%, (SOFR + 3.00%), 1/31/31	850	852,390
		$ 1,780,031
Food Products — 0.3%
Del Monte Foods, Inc., Term Loan, 9.736%, (SOFR + 4.25%), 5/16/29	495	$ 375,924
Nomad Foods U.S. LLC, Term Loan, 7.813%, (SOFR + 2.50%), 11/12/29	1,207	1,209,680
		$ 1,585,604
Gas Utilities — 0.3%
Epic Y-Grade Services LP, Term Loan, 11.068%, (SOFR + 5.75%), 6/29/29	1,365	$ 1,367,987
		$ 1,367,987
Health Care Equipment & Supplies — 0.3%
Bayou Intermediate II LLC, Term Loan, 10.014%, (SOFR + 4.50%), 8/2/28	497	$ 488,744
Journey Personal Care Corp., Term Loan, 9.712%, (SOFR + 4.25%), 3/1/28	494	493,145
Medline Borrower LP, Term Loan, 8.094%, (SOFR + 2.50%), 10/23/28	625	627,635
		$ 1,609,524

Eaton Vance
Multi-Asset Credit Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Providers & Services — 1.6%
CCRR Parent, Inc., Term Loan, 9.708%, (SOFR + 4.25%), 3/6/28	990	$ 880,895
CHG Healthcare Services, Inc., Term Loan, 8.708%, (SOFR + 3.25%), 9/29/28	867	869,040
Ensemble RCM LLC, Term Loan, 8/1/29(17)	500	502,500
Medical Solutions Holdings, Inc., Term Loan, 8.602%, (SOFR + 3.25%), 11/1/28	978	781,845
National Mentor Holdings, Inc.:
Term Loan, 9.185%, (SOFR + 3.75%), 3/2/28	27	25,934
Term Loan, 9.192%, (SOFR + 3.75%), 3/2/28(18)	754	711,833
Pacific Dental Services LLC, Term Loan, 8.585%, (SOFR + 3.25%), 3/15/31	499	501,088
Pluto Acquisition I, Inc.:
Term Loan, 10.947%, (SOFR + 5.50%), 6/20/28	234	235,382
Term Loan - Second Lien, 9.328%, (SOFR + 4.00%), 9/20/28	669	578,669
Radnet Management, Inc., Term Loan, 7.779%, (SOFR + 2.50%), 4/18/31	1,000	1,005,268
Select Medical Corp., Term Loan, 8.344%, (SOFR + 3.00%), 3/6/27	223	223,182
Surgery Center Holdings, Inc., Term Loan, 8.095%, (SOFR + 2.75%), 12/19/30	998	1,001,552
Team Health Holdings, Inc., Term Loan, 10.502%, (SOFR + 5.25%), 3/2/27(18)	1,073	1,008,737
		$ 8,325,925
Health Care Technology — 0.3%
athenahealth Group, Inc., Term Loan, 8.594%, (SOFR + 3.25%), 2/15/29	874	$ 873,043
Symplr Software, Inc., Term Loan, 9.852%, (SOFR + 4.50%), 12/22/27	495	459,624
Waystar Technologies, Inc., Term Loan, 8.094%, (SOFR + 2.75%), 10/22/29	353	356,342
		$ 1,689,009
Hotels, Restaurants & Leisure — 2.5%
Caesars Entertainment, Inc., Term Loan, 8.097%, (SOFR + 2.75%), 2/6/31	798	$ 800,779
Carnival Corp., Term Loan, 8.094%, (SOFR + 2.75%), 10/18/28	888	894,666
ClubCorp Holdings, Inc., Term Loan, 10.596%, (SOFR + 5.00%), 9/18/26	618	622,773
Dave & Buster's, Inc., Term Loan, 8.625%, (SOFR + 3.25%), 6/29/29	347	348,261
Fertitta Entertainment LLC, Term Loan, 9.079%, (SOFR + 3.75%), 1/27/29	848	850,227
Flutter Financing BV, Term Loan, 7.585%, (SOFR + 2.25%), 11/29/30	1,438	1,441,729
Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Four Seasons Hotels Ltd., Term Loan, 7.344%, (SOFR + 2.00%), 11/30/29	1,382	$ 1,389,584
IRB Holding Corp., Term Loan, 8.194%, (SOFR + 2.75%), 12/15/27	2,200	2,203,955
Ontario Gaming GTA LP, Term Loan, 9.585%, (SOFR + 4.25%), 8/1/30	399	401,283
Playa Resorts Holding BV, Term Loan, 8.094%, (SOFR + 2.75%), 1/5/29	1,244	1,245,533
Scientific Games Holdings LP, Term Loan, 8.318%, (SOFR + 3.00%), 4/4/29	750	749,648
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 8/25/28	987	988,658
Spectacle Gary Holdings LLC, Term Loan, 9.735%, (SOFR + 4.25%), 12/11/28	753	752,369
		$ 12,689,465
Household Durables — 0.3%
ACProducts, Inc., Term Loan, 9.846%, (SOFR + 4.25%), 5/17/28	1,035	$ 826,591
Solis IV BV, Term Loan, 8.836%, (SOFR + 3.50%), 2/26/29	986	977,125
		$ 1,803,716
Household Products — 0.3%
Energizer Holdings, Inc., Term Loan, 7.345%, (SOFR + 2.00%), 12/22/27	1,118	$ 1,122,025
Kronos Acquisition Holdings, Inc., Term Loan, 9.314%, (SOFR + 4.00%), 6/27/31	650	641,411
		$ 1,763,436
Industrials Conglomerates — 0.2%
Kohler Energy Co. LLC, Term Loan, 10.085%, (SOFR + 4.75%), 5/1/31	800	$ 808,000
		$ 808,000
Insurance — 1.2%
Alliant Holdings Intermediate LLC, Term Loan, 8.845%, (SOFR + 3.50%), 11/6/30	608	$ 611,622
AmWINS Group, Inc., Term Loan, 7.708%, (SOFR + 2.25%), 2/19/28	967	969,793
Broadstreet Partners, Inc., Term Loan, 8.594%, (SOFR + 3.25%), 6/14/31	400	401,167
Ryan Specialty Group LLC, Term Loan, 8.094%, (SOFR + 2.75%), 9/1/27	990	994,666
Truist Insurance Holdings LLC:
Term Loan, 8.585%, (SOFR + 3.25%), 5/6/31	750	753,437

Eaton Vance
Multi-Asset Credit Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Insurance (continued)
Truist Insurance Holdings LLC: (continued)
Term Loan - Second Lien, 10.085%, (SOFR + 4.75%), 5/6/32	1,340	$ 1,379,362
USI, Inc., Term Loan, 8.085%, (SOFR + 2.75%), 11/22/29	1,173	1,177,025
		$ 6,287,072
Interactive Media & Services — 0.1%
Getty Images, Inc., Term Loan, 9.935%, (SOFR + 4.50%), 2/19/26	476	$ 476,363
		$ 476,363
IT Services — 1.5%
Asurion LLC:
Term Loan, 8.708%, (SOFR + 3.25%), 12/23/26	1,520	$ 1,516,173
Term Loan - Second Lien, 10.708%, (SOFR + 5.25%), 1/31/28	1,000	930,000
Endure Digital, Inc., Term Loan, 8.949%, (SOFR + 3.50%), 2/10/28	982	883,232
Gainwell Acquisition Corp., Term Loan, 9.435%, (SOFR + 4.00%), 10/1/27	1,067	956,511
Go Daddy Operating Co. LLC, Term Loan, 7.094%, (SOFR + 1.75%), 5/30/31	160	160,286
Informatica LLC, Term Loan, 7.594%, (SOFR + 2.25%), 10/27/28	1,784	1,792,113
NAB Holdings LLC, Term Loan, 8.095%, (SOFR + 2.75%), 11/23/28	990	992,202
Rackspace Finance LLC:
Term Loan, 11.697%, (SOFR + 6.25%), 5/15/28	70	71,317
Term Loan - Second Lien, 8.197%, (SOFR + 2.75%), 5/15/28	353	165,134
Travelport Finance (Luxembourg) SARL, Term Loan, 13.593%, (SOFR + 8.00%), 9/30/28	363	328,096
		$ 7,795,064
Leisure Products — 0.3%
Peloton Interactive, Inc., Term Loan, 11.346%, (SOFR + 6.00%), 5/23/29	905	$ 906,697
Recess Holdings, Inc., Term Loan, 9.752%, (SOFR + 4.50%), 2/20/30	499	502,646
		$ 1,409,343
Life Sciences Tools & Services — 0.1%
Curia Global, Inc., Term Loan, 9.102%, (SOFR + 3.75%), 8/30/26(18)	752	$ 714,832
		$ 714,832
Borrower/Description	Principal Amount* (000's omitted)	Value
Machinery — 2.9%
AI Aqua Merger Sub, Inc., Term Loan, 8.843%, (SOFR + 3.50%), 7/31/28	1,039	$ 1,043,084
Alliance Laundry Systems LLC, Term Loan, 8.905%, (SOFR + 3.50%), 10/8/27(18)	718	723,339
American Trailer World Corp., Term Loan, 9.194%, (SOFR + 3.75%), 3/3/28	500	489,687
Apex Tool Group LLC:
Term Loan, 15.45%, (SOFR + 10.10%), 5.35% cash, 10.10% PIK, 2/8/30	471	455,511
Term Loan - Second Lien, 12.70%, (SOFR + 7.35%), 5.35% cash, 7.35% PIK, 2/8/29	202	197,787
Barnes Group, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 9/3/30	992	999,871
Clark Equipment Co., Term Loan, 7.321%, (SOFR + 2.00%), 4/20/29	930	932,378
Conair Holdings LLC, Term Loan, 9.208%, (SOFR + 3.75%), 5/17/28	789	764,611
CPM Holdings, Inc., Term Loan, 9.843%, (SOFR + 4.50%), 9/28/28	498	490,659
EMRLD Borrower LP, Term Loan, 7.844%, (SOFR + 2.50%), 5/31/30	814	815,600
Engineered Machinery Holdings, Inc., Term Loan, 9.346%, (SOFR + 3.75%), 5/19/28	1,325	1,333,078
Filtration Group Corp., Term Loan, 8.958%, (SOFR + 3.50%), 10/21/28	1,042	1,049,597
Gates Global LLC, Term Loan, 7.594%, (SOFR + 2.25%), 6/4/31	1,400	1,404,959
Madison IAQ LLC, Term Loan, 7.889%, (SOFR + 2.75%), 6/21/28	1,172	1,176,580
Roper Industrial Products Investment Co. LLC, Term Loan, 8.585%, (SOFR + 3.25%), 11/22/29	693	694,938
SPX Flow, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 4/5/29	760	766,797
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30	1,409	1,417,871
		$ 14,756,347
Media — 0.2%
Aragorn Parent Corp., Term Loan, 9.595%, (SOFR + 4.25%), 12/15/28	827	$ 833,034
		$ 833,034
Metals/Mining — 0.4%
Arsenal AIC Parent LLC, Term Loan, 9.094%, (SOFR + 3.75%), 8/18/30	868	$ 872,519

Eaton Vance
Multi-Asset Credit Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Metals/Mining (continued)
PMHC II, Inc., Term Loan, 9.704%, (SOFR + 4.25%), 4/23/29	790	$ 774,116
WireCo WorldGroup, Inc., Term Loan, 9.032%, (SOFR + 3.75%), 11/13/28	671	674,183
		$ 2,320,818
Oil, Gas & Consumable Fuels — 0.5%
Freeport LNG Investments LLLP, Term Loan, 9.044%, (SOFR + 3.50%), 12/21/28	499	$ 497,122
ITT Holdings LLC, Term Loan, 8.444%, (SOFR + 3.00%), 10/11/30	695	697,907
Oryx Midstream Services Permian Basin LLC, Term Loan, 8.441%, (SOFR + 3.00%), 10/5/28	740	744,228
UGI Energy Services LLC, Term Loan, 7.844%, (SOFR + 2.50%), 2/22/30	742	746,036
		$ 2,685,293
Paper & Forest Products — 0.1%
Enviva Partners LP/Fin C:
DIP Loan, 7.713%, (SOFR + 8.00%), 12/13/24(20)	188	$ 192,351
DIP Loan, 13.346%, (SOFR + 8.00%), 12/13/24	75	91,386
Term Loan, 13.301%, (SOFR + 8.00%), 12/13/24	113	137,079
		$ 420,816
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan, 9.082%, (SOFR + 3.75%), 2/14/31	599	$ 600,071
		$ 600,071
Pharmaceuticals — 0.3%
Endo Luxembourg Finance Co. I SARL, Term Loan, 9.783%, (SOFR + 4.50%), 4/23/31	350	$ 351,276
Jazz Financing Lux SARL, Term Loan, 7.594%, (SOFR + 2.25%), 5/5/28	477	478,178
Mallinckrodt International Finance SA:
Term Loan, 12.845%, (SOFR + 7.50%), 11/14/28	69	76,398
Term Loan - Second Lien, 14.845%, (SOFR + 9.50%), 11/14/28	391	423,677
		$ 1,329,529
Professional Services — 1.7%
AAL Delaware Holdco, Inc., Term Loan, 8.847%, (SOFR + 3.50%), 7/30/31	250	$ 251,406
AlixPartners LLP, Term Loan, 7.958%, (SOFR + 2.50%), 2/4/28	1,095	1,100,468
Borrower/Description	Principal Amount* (000's omitted)	Value
Professional Services (continued)
Camelot U.S. Acquisition LLC, Term Loan, 8.094%, (SOFR + 2.75%), 1/31/31	998	$ 999,620
CoreLogic, Inc., Term Loan, 8.958%, (SOFR + 3.50%), 6/2/28	567	559,873
EAB Global, Inc., Term Loan, 8/16/28(17)	750	748,125
Employbridge Holding Co., Term Loan, 10.423%, (SOFR + 4.75%), 7/19/28(18)	792	510,340
First Advantage Holdings LLC, Term Loan, 8.208%, (SOFR + 2.75%), 1/31/27	1,237	1,244,032
Fleet Midco I Ltd., Term Loan, 8.338%, (SOFR + 3.25%), 2/21/31	249	249,998
Genuine Financial Holdings LLC, Term Loan, 9.345%, (SOFR + 4.00%), 9/27/30	496	497,336
Neptune Bidco U.S., Inc., Term Loan, 10.404%, (SOFR + 5.00%), 4/11/29	790	745,439
Teneo Holdings LLC, Term Loan, 10.094%, (SOFR + 4.75%), 3/13/31	374	376,284
Trans Union LLC, Term Loan, 7.347%, (SOFR + 2.00%), 12/1/28	1,105	1,107,396
Wood Mackenzie Ltd., Term Loan, 8.823%, (SOFR + 3.50%), 2/7/31	425	427,457
		$ 8,817,774
Real Estate Management & Development — 0.5%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 8.344%, (SOFR + 3.00%), 1/31/30	912	$ 912,825
Greystar Real Estate Partners LLC, Term Loan, 8.577%, (SOFR + 3.25%), 8/21/30	1,092	1,097,222
Homeserve USA Holding Corp., Term Loan, 7.845%, (SOFR + 2.50%), 10/21/30	499	500,309
		$ 2,510,356
Road & Rail — 0.8%
Avis Budget Car Rental LLC, Term Loan, 8.444%, (SOFR + 3.00%), 3/16/29	1,011	$ 1,013,694
First Student Bidco, Inc.:
Term Loan, 8.596%, (SOFR + 3.00%), 7/21/28	109	109,805
Term Loan, 8.596%, (SOFR + 3.00%), 7/21/28	359	359,998
Hertz Corp.:
Term Loan, 8.859%, (SOFR + 3.25%), 6/30/28	1,205	1,098,012
Term Loan, 8.859%, (SOFR + 3.25%), 6/30/28	234	213,333
Uber Technologies, Inc., Term Loan, 8.089%, (SOFR + 2.75%), 3/3/30	1,498	1,506,862
		$ 4,301,704

Eaton Vance
Multi-Asset Credit Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Semiconductors & Semiconductor Equipment — 0.3%
Altar Bidco, Inc., Term Loan, 7.947%, (SOFR + 3.10%), 2/1/29	986	$ 988,219
MKS Instruments, Inc., Term Loan, 7.597%, (SOFR + 2.25%), 8/17/29	567	570,563
		$ 1,558,782
Software — 4.4%
Applied Systems, Inc., Term Loan, 8.835%, (SOFR + 3.50%), 2/24/31	1,518	$ 1,527,754
Astra Acquisition Corp.:
Term Loan, 10.585%, (SOFR + 5.25%), 10/25/28	615	199,985
Term Loan, 12.085%, (SOFR + 6.75%), 2/25/28	442	387,988
Banff Merger Sub, Inc., Term Loan, 9.005%, (SOFR + 3.75%), 7/3/31	1,035	1,031,875
Central Parent, Inc., Term Loan, 8.585%, (SOFR + 3.25%), 7/6/29	1,191	1,181,242
Cloud Software Group, Inc., Term Loan, 9.335%, (SOFR + 4.00%), 3/30/29(18)	1,590	1,592,789
Cloudera, Inc., Term Loan, 9.194%, (SOFR + 3.75%), 10/8/28	499	485,630
Drake Software LLC, Term Loan, 9.595%, (SOFR + 4.25%), 6/26/31	725	710,500
Epicor Software Corp.:
Term Loan, 8.594%, (SOFR + 3.25%), 5/23/31	1,872	1,886,448
Term Loan, 5/30/31(20)	220	221,387
GoTo Group, Inc.:
Term Loan, 10.086%, (SOFR + 4.75%), 8/31/27	0(19)	102
Term Loan, 10.182%, (SOFR + 4.75%), 4/28/28	431	382,228
Term Loan - Second Lien, 10.182%, (SOFR + 4.75%), 4/28/28	262	107,519
Marcel LUX IV SARL, Term Loan, 9.31%, (SOFR + 4.00%), 11/11/30	724	729,820
McAfee LLC, Term Loan, 8.593%, (SOFR + 3.25%), 3/1/29	983	982,623
Open Text Corp., Term Loan, 7.594%, (SOFR + 2.25%), 1/31/30	542	545,664
Polaris Newco LLC, Term Loan, 9.514%, (SOFR + 4.00%), 6/2/28	717	718,650
Proofpoint, Inc., Term Loan, 8.344%, (SOFR + 3.00%), 8/31/28	624	627,064
Quartz Acquireco LLC, Term Loan, 8.085%, (SOFR + 2.75%), 6/28/30	748	751,701
Quest Software U.S. Holdings, Inc., Term Loan, 9.652%, (SOFR + 4.25%), 2/1/29	495	369,047
RealPage, Inc., Term Loan, 8.458%, (SOFR + 3.00%), 4/24/28	959	936,328
Redstone Holdco 2 LP, Term Loan, 10.264%, (SOFR + 4.75%), 4/27/28	610	517,658
Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Riverbed Technology, Inc., Term Loan, 9.835%, (SOFR + 4.50%), 7.835% cash, 2.00% PIK, 7/1/28	112	$ 70,709
Sabre GLBL, Inc., Term Loan, 9.694%, (SOFR + 4.25%), 6/30/28	575	527,563
Skillsoft Corp., Term Loan, 10.714%, (SOFR + 5.25%), 7/14/28	743	599,209
SolarWinds Holdings, Inc., Term Loan, 2/5/30(17)	650	653,250
Sophia LP, Term Loan, 8.944%, (SOFR + 3.50%), 10/9/29	1,453	1,466,590
UKG, Inc., Term Loan, 8.555%, (SOFR + 3.25%), 2/10/31	1,651	1,657,795
Veritas U.S., Inc., Term Loan, 10.458%, (SOFR + 5.00%), 9/1/25	946	834,532
Vision Solutions, Inc., Term Loan, 9.514%, (SOFR + 4.25%), 4/24/28	1,211	1,174,635
		$ 22,878,285
Specialty Retail — 1.4%
Great Outdoors Group LLC, Term Loan, 9.208%, (SOFR + 3.75%), 3/6/28	1,210	$ 1,210,032
Harbor Freight Tools USA, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 6/5/31	850	840,319
Hoya Midco LLC, Term Loan, 8.335%, (SOFR + 3.00%), 2/3/29	620	623,524
Les Schwab Tire Centers, Term Loan, 8.344%, (SOFR + 3.00%), 4/23/31	1,196	1,198,180
Mattress Firm, Inc., Term Loan, 9.846%, (SOFR + 4.25%), 9/25/28	744	745,346
Mavis Tire Express Services Corp., Term Loan, 8.847%, (SOFR + 3.50%), 5/4/28	397	398,634
Petco Health & Wellness Co., Inc., Term Loan, 8.846%, (SOFR + 3.25%), 3/3/28	674	624,386
PetSmart, Inc., Term Loan, 9.194%, (SOFR + 3.75%), 2/11/28	1,545	1,534,011
		$ 7,174,432
Trading Companies & Distributors — 1.0%
Core & Main LP, Term Loan, 7.339%, (SOFR + 2.00%), 7/27/28	1,012	$ 1,016,055
Park River Holdings, Inc., Term Loan, 8.843%, (SOFR + 3.25%), 12/28/27	494	469,995
Spin Holdco, Inc., Term Loan, 9.60%, (SOFR + 4.00%), 3/4/28	1,532	1,262,892
White Cap Buyer LLC, Term Loan, 8.594%, (SOFR + 3.25%), 10/19/29	1,462	1,456,584
Windsor Holdings III LLC, Term Loan, 9.345%, (SOFR + 4.00%), 8/1/30	720	726,379
		$ 4,931,905

Eaton Vance
Multi-Asset Credit Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Transportation Infrastructure — 0.3%
Brown Group Holding LLC, Term Loan, 7/1/31(17)	750	$ 750,520
KKR Apple Bidco LLC, Term Loan, 8.844%, (SOFR + 3.50%), 9/22/28	748	751,447
		$ 1,501,967
Wireless Telecommunication Services — 0.2%
CCI Buyer, Inc., Term Loan, 9.335%, (SOFR + 4.00%), 12/17/27	791	$ 792,893
		$ 792,893
Total Senior Floating-Rate Loans (identified cost $201,852,017)		$199,653,182

Miscellaneous — 0.0%(9)
Security	Principal Amount	Value
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(6)(7)	$333,000	$ 0
		$ 0
Pharmaceuticals — 0.0%
Endo Design LLC, Escrow Certificates(6)(7)	$400,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(6)(7)	459,000	0
		$ 0
Surface Transport — 0.0%(9)
Hertz Corp., Escrow Certificates(1)(7)	$105,000	$ 10,237
		$ 10,237
Total Miscellaneous (identified cost $20,321)		$ 10,237

Short-Term Investments — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(21)	12,075,609	$ 12,075,609
Total Short-Term Investments (identified cost $12,075,609)		$ 12,075,609
Total Investments — 100.0% (identified cost $518,021,358)		$517,600,097
Less Unfunded Loan Commitments — (0.1)%		$ (332,658)
Net Investments — 99.9% (identified cost $517,688,700)		$517,267,439
Other Assets, Less Liabilities — 0.1%		$ 582,498
Net Assets — 100.0%		$517,849,937
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $217,585,086 or 42.0% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(3)	When-issued, variable rate security whose interest rate will be determined after July 31, 2024.
(4)	When-issued security.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2024.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(7)	Non-income producing security.
(8)	Restricted security.
(9)	Amount is less than 0.05%.
(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2024, the aggregate value of these securities is $67,467,613 or 13.0% of the Fund's net assets.
(12)	Security converts to variable rate after the indicated fixed-rate coupon period.
(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

Eaton Vance
Multi-Asset Credit Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

(14)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(15)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(16)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(17)	This Senior Loan will settle after July 31, 2024, at which time the interest rate will be determined.
(18)	The stated interest rate represents the weighted average interest rate at July 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(19)	Principal amount is less than $500.
(20)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2024, the total value of unfunded loan commitments is $336,797.
(21)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	470,000	USD	509,228	JPMorgan Chase Bank, N.A.	8/14/24	$ —	$ (289)
USD	18,029	EUR	16,627	Goldman Sachs International	9/30/24	—	(15)
USD	178,202	EUR	166,000	State Street Bank and Trust Company	9/30/24	—	(1,947)
USD	180,037	EUR	167,761	State Street Bank and Trust Company	9/30/24	—	(2,024)
USD	179,178	EUR	167,000	State Street Bank and Trust Company	9/30/24	—	(2,057)
USD	501,255	EUR	462,000	Citibank, N.A.	10/31/24	—	(861)
USD	28,316,267	EUR	26,053,449	State Street Bank and Trust Company	10/31/24	572	—
USD	29,988,197	EUR	27,605,640	State Street Bank and Trust Company	10/31/24	—	(14,466)
USD	12,587,958	GBP	9,786,570	State Street Bank and Trust Company	10/31/24	—	(1,450)
						$572	$(23,109)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
At July 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Eaton Vance
Multi-Asset Credit Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Restricted Securities
At July 31, 2024, the Fund owned the following security (representing less than 0.05% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Endo, Inc.	4/23/24	126	$1,609	$3,323
Total Restricted Securities			$1,609	$3,323
Affiliated Investments
At July 31, 2024, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $12,075,609, which represents 2.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.32%, (1 mo. SOFR + 1.992%), 5/15/36	$366,998	$ —	$(378,948)	$ —	$(3,352)	$ —	$30,413	$ —
Short-Term Investments
Liquidity Fund, Institutional Class(1)	45,142,813	138,996,518	(172,063,722)	—	—	12,075,609	1,061,601	12,075,609
Total				$ —	$(3,352)	$12,075,609	$1,092,014
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Multi-Asset Credit Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

At July 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 31,265,346	$ —	$ 31,265,346
Collateralized Mortgage Obligations	—	8,705,645	—	8,705,645
Commercial Mortgage-Backed Securities	—	9,534,834	—	9,534,834
Common Stocks	—	350,504	3,323	353,827
Convertible Bonds	—	2,716,334	—	2,716,334
Corporate Bonds	—	252,342,194	—	252,342,194
Preferred Stocks	942,889	—	—	942,889
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	199,320,524	—	199,320,524
Miscellaneous	—	10,237	0	10,237
Short-Term Investments	12,075,609	—	—	12,075,609
Total Investments	$13,018,498	$504,245,618	$ 3,323	$517,267,439
Forward Foreign Currency Exchange Contracts	$ —	$ 572	$ —	$ 572
Total	$13,018,498	$504,246,190	$ 3,323	$517,268,011
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (23,109)	$ —	$ (23,109)
Total	$ —	$ (23,109)	$ —	$ (23,109)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2024 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.